Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Comp Table Total for PEO(1)	Comp Actually Paid to PEO(2)	Average Summary Comp. Total Table for non-PEO Named Executive Officers	Average Comp. Actually Paid to non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment based on Total Member Return(3)	Net Income
2024	$640,780	$529,665	$329,383	$265,280	$197.80	$20,319,817
2023	1,055,028	924,363	440,270	365,586	198.02	70,449,578
2022	974,553	868,388	376,795	321,352	197.80	67,464,101

Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported for our CEO and Principal Executive Officer (PEO), Mr. Thomas J. Kersting, in the Summary Compensation Table for fiscal years 2024, 2023 and 2022. Mr. Kersting served as CEO for each of the years presented.
PEO Total Compensation Amount	$ 640,780	$ 1,055,028	$ 974,553
PEO Actually Paid Compensation Amount	529,665	924,363	868,388
Non-PEO NEO Average Total Compensation Amount	329,383	440,270	376,795
Non-PEO NEO Average Compensation Actually Paid Amount	$ 265,280	365,586	321,352
Compensation Actually Paid vs. Total Shareholder Return	Compensation actually paid was lower to compensation reported in the Summary Compensation Table as our named executive officers earn cash over the course of the year as part of the Company’s deferred compensation plan. Our TSR for the year increased over this period, which reflects compensation actually paid and total reported compensation. Our net income decreased by $50.1 million from 2023 to 2024 and by $47.1 million from 2022 to 2024.
Compensation Actually Paid vs. Net Income	Compensation actually paid was lower to compensation reported in the Summary Compensation Table as our named executive officers earn cash over the course of the year as part of the Company’s deferred compensation plan. Our TSR for the year increased over this period, which reflects compensation actually paid and total reported compensation. Our net income decreased by $50.1 million from 2023 to 2024 and by $47.1 million from 2022 to 2024.
Total Shareholder Return Amount	$ 197.80	198.02	197.80
Net Income (Loss)	$ 20,319,817	$ 70,449,578	$ 67,464,101
PEO Name	Mr. Thomas J. Kersting
Additional 402(v) Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that are reported in the Summary Compensation Table, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2022, 2023 and 2024 fiscal years.
Compensation Actually Paid makes required adjustments to the total amount of compensation shown for Mr. Thomas Kersting, and NEOs other than our PEO, in the Summary Compensation Table included above. Adjustments include: for 2022 – 2024 – deferred compensation and all other compensation.Total Member/Shareholder Return (TSR) is calculated assuming a $100 investment in the Company on December 30, 2021, calculated through the end of 2022, 2023 or 2024, as the case may be, based on the Company’s unit matching price as close as possible to the last day of each fiscal year.
As described in greater detail in the “Compensation Discussion and Analysis” above, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both
	long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our members. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance is net income at the end of each fiscal year.